United States Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check  only one.) : [   ] is a restatement
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Toth Financial Advisory Corporation
Address:   608 South King Street, #300
           Leesburg, Virginia 20175

13F File Number: 28-7086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas A. Toth, Senior
Title:            President
Phone:         (703) 443-8684
Signature, Place and Date of Signing

Thomas A. Toth, Senior  Leesburg, Virginia  September 30, 2011

Report Type (Check only one.):

[ x ]  13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              0

FORM 13F INFORMATIOPN TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER     NAME

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                                                 Toth Financial Advisory Corporation
                                                              FORM 13F
                                                         September 30, 2011

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AFLAC, Inc.                    COM              001055102     2753 78759.30 SH       Sole                                   78759.30
AT&T Corporation               COM              00206r102      243  8510.00 SH       Sole                                    8510.00
Abbott Laboratories            COM              002824100     3008 58828.00 SH       Sole                                   58828.00
Alliance Bankshares Corporatio COM              018535104      247 53072.00 SH       Sole                                   53072.00
Altria Group, Inc.             COM              02209s103      207  7710.00 SH       Sole                                    7710.00
Aqua America Inc.              COM                             423 19593.00 SH       Sole                                   19593.00
Bank America Corporation       COM              060505104      348 56859.04 SH       Sole                                   56859.04
Becton, Dickinson and Company  COM              075887109      458  6245.00 SH       Sole                                    6245.00
Brown-Forman Corporation       COM                             314  4470.00 SH       Sole                                    4470.00
CVS Corporation DEL            COM              126650100     2659 79156.00 SH       Sole                                   79156.00
Caterpillar Inc.               COM              149123101      219  2966.00 SH       Sole                                    2966.00
China Networks International   COM              G21125102        0 15209.00 SH       Sole                                   15209.00
Church & Dwight Co., Inc.      COM              171340102     1433 32425.00 SH       Sole                                   32425.00
Cisco Systems, Inc.            COM              17275r102     2148 138582.37SH       Sole                                  138582.37
Clorox Company                 COM              189054109     2039 30746.00 SH       Sole                                   30746.00
Coca Cola Co                   COM              191216100     2654 39285.00 SH       Sole                                   39285.00
Colgate-Palmolive              COM              194162103     3577 40331.00 SH       Sole                                   40331.00
Ecolab Inc.                    COM                             914 18700.00 SH       Sole                                   18700.00
Equifax Inc.                   COM              294429105      757 24628.00 SH       Sole                                   24628.00
Exxon-Mobil Corporation        COM              30231G102      374  5145.00 SH       Sole                                    5145.00
Fiserv, Inc.                   COM              337738108     1806 35579.00 SH       Sole                                   35579.00
Flextronics International LTD  COM              y2573f102      909 161481.00SH       Sole                                  161481.00
General Electric Company       COM              369604103     2455 161318.64SH       Sole                                  161318.64
General Mills, Inc.            COM              370334104     1040 27025.00 SH       Sole                                   27025.00
H.J. Heinz Company             COM              423074103     1682 33329.00 SH       Sole                                   33329.00
Hormel Foods Corporation       COM              440452100      433 16010.00 SH       Sole                                   16010.00
Intel Corporation              COM              458140100     1931 90493.77 SH       Sole                                   90493.77
International Business Machine COM              459200101     4407 25201.00 SH       Sole                                   25201.00
Jabil Circut, Inc.             COM              466313103     1297 72892.00 SH       Sole                                   72892.00
Johnson & Johnson              COM              478160104     4090 64214.68 SH       Sole                                   64214.68
Kellogg                        COM              487836108      687 12922.00 SH       Sole                                   12922.00
Kimberly-Clark Corporation     COM              494368103     1369 19280.00 SH       Sole                                   19280.00
Kraft Foods, Inc. CL A         COM              50075n104      485 14447.00 SH       Sole                                   14447.00
Mako Surgical Corporation      COM              560879108     1079 31520.00 SH       Sole                                   31520.00
McCormick & Co., Inc.          COM              579780206      492 10655.00 SH       Sole                                   10655.00
McDonalds Corporation          COM              580135101     1360 15481.00 SH       Sole                                   15481.00
Medtronic, Inc.                COM              585055106     2745 82595.00 SH       Sole                                   82595.00
Microsoft Corporation          COM              594918104     1575 63281.00 SH       Sole                                   63281.00
Oracle Corporation             COM              68389x105     1737 60430.00 SH       Sole                                   60430.00
Patterson Companies            COM              703395103     1455 50822.00 SH       Sole                                   50822.00
Pepsico, Inc.                  COM              713448108     2306 37250.50 SH       Sole                                   37250.50
Phillip Morris International   COM              718172109      529  8484.00 SH       Sole                                    8484.00
Procter & Gamble               COM              742718109     3021 47817.00 SH       Sole                                   47817.00
Prudential Financial, Inc.     COM              744320102      254  5414.00 SH       Sole                                    5414.00
Pulse Electronics Corporation  COM                             230 80300.00 SH       Sole                                   80300.00
Quest Diagnostic, Inc.         COM              74834l100      679 13760.00 SH       Sole                                   13760.00
Stryker Corporation            COM              863667101     3058 64891.41 SH       Sole                                   64891.41
Sysco Corporation              COM              871829107     1435 55391.00 SH       Sole                                   55391.00
Wal-Mart Stores                COM              931142103     2324 44778.00 SH       Sole                                   44778.00
Walgreen Co.                   COM              931422109     2495 75870.00 SH       Sole                                   75870.00
Consumer Discretionary (SPDR)                   81369y407     3083 88435.00 SH       Sole                                   88435.00
Consumer Staples (SPDR)                         81369Y308     1182 39868.00 SH       Sole                                   39868.00
DJ Internet (First Trust)                                      742 25305.00 SH       Sole                                   25305.00
DJ Transportation (iShares)                     464287192     3085 40999.00 SH       Sole                                   40999.00
DJ US Telecom (iShares)                                       2173 106550.00SH       Sole                                  106550.00
Emerging Markets (Vanguard)                     922042858     2271 63376.00 SH       Sole                                   63376.00
Energy (SPDR)                                   81369Y506      860 14702.00 SH       Sole                                   14702.00
Energy (Vanguard)                               92204a306      257  2975.00 SH       Sole                                    2975.00
FTSE China 25 Index (iShares)                   464287184      745 24165.00 SH       Sole                                   24165.00
Global Infrastructure (Index)                   454090101     1153 36165.00 SH       Sole                                   36165.00
Gold (ProShares UltraShort)                                    323 16848.00 SH       Sole                                   16848.00
Healthcare (SPDR)                               81369Y209      859 27070.00 SH       Sole                                   27070.00
Industrials                                     74347R727      382 12177.00 SH       Sole                                   12177.00
Industrials (SPDR)                              81369y704     2660 91027.00 SH       Sole                                   91027.00
Japan Index (iShares)                           464286848      146 15455.00 SH       Sole                                   15455.00
KBW Insurance (SPDR)                            78464a789     1937 60654.00 SH       Sole                                   60654.00
MSCI Canada Index (iShares)                                   1789 70195.00 SH       Sole                                   70195.00
MSCI EAFE Index (iShares)                       464287465      339  7085.00 SH       Sole                                    7085.00
MSCI Hong Kong (iShares)                        464286871      866 60425.00 SH       Sole                                   60425.00
MSCI Mexico Investable Mkt (iS                                1164 23775.00 SH       Sole                                   23775.00
MSCI Pacific ex-Japan (iShares                                 466 12660.00 SH       Sole                                   12660.00
MSCI Singapore (iShares)                        464286673     1402 127468.00SH       Sole                                  127468.00
MSCI South Korea (iShares)                                     862 18515.00 SH       Sole                                   18515.00
MSCI Taiwan (iShares)                           464286731     1053 89133.00 SH       Sole                                   89133.00
Materials (SPDR)                                81369y100     1231 41938.00 SH       Sole                                   41938.00
Metals & Mining (SPDR)                          78464A755      573 12775.00 SH       Sole                                   12775.00
Mid-Cap (Vanguard)                              922908629     1027 15779.00 SH       Sole                                   15779.00
Nasdaq Biotechnology (iShares)                  464287556     2314 24793.00 SH       Sole                                   24793.00
Pharmaceutical (HOLDRS)                         71712A206      274  4200.00 SH       Sole                                    4200.00
Preferred Stocks (PowerShares)                                1723 126880.00SH       Sole                                  126880.00
QQQ                                             74347r206     2251 30858.00 SH       Sole                                   30858.00
REIT (Vanguard)                                 922908553     2762 54303.00 SH       Sole                                   54303.00
Real Estate                                     74347R677      564 13870.00 SH       Sole                                   13870.00
Regional Bank (HOLDRS)                          75902e100      438  7000.00 SH       Sole                                    7000.00
Retail (SPDR)                                                 1938 41936.00 SH       Sole                                   41936.00
Russell Microcap (iShares)                      464288869     1867 47448.00 SH       Sole                                   47448.00
S&P 500 (ProShares Ultra)                       74347r107     1991 52437.00 SH       Sole                                   52437.00
S&P GSSI Semiconductor (iShare                  464287523      684 14887.00 SH       Sole                                   14887.00
S&P Homebuilders (SPDR)                         78464a888      913 68695.00 SH       Sole                                   68695.00
Semiconductor (HOLDRS)                          816636203      771 27100.00 SH       Sole                                   27100.00
Technology                                      74347R693     1008 19616.00 SH       Sole                                   19616.00
Technology (SPDR)                               81369y803     3096 131197.00SH       Sole                                  131197.00
Utilities (SPDR)                                81369Y886     2288 68053.00 SH       Sole                                   68053.00
Water Resources (PowerShares)                   73935x575      912 60685.00 SH       Sole                                   60685.00
20+ Year Treasury (ProShares U                  74347R297     1602  82425.0 SH       Sole                                    82425.0
Wells Fargo PFD                                 kek746889        1    77600 SH       Sole                                      77600
American Century Equity Income                  025076100      130 19617.57900SH     Sole                                19617.57900
American Funds Money Market 52                                  13 12911.67000SH     Sole                                12911.67000
Growth Fund of America - Class                  399874882     1091 40150.33300SH     Sole                                40150.33300
Metlife Stable Value                            000000000        0 28411.53500SH     Sole                                28411.53500
Perkins MidCap Value INV Share                  471023598      315 15803.88600SH     Sole                                15803.88600
RS Global Natural Resources Fu                  74972H705      339 10883.48000SH     Sole                                10883.48000
Vanguard Wellesley Income                       921938106      327 14975.94900SH     Sole                                14975.94900
Janus Aspen Balanced Portfolio                  000000000     1959 181196.4420SH     Sole                                181196.4420
Schwab Money Market Portfolio                   000000000      307 28292.1490SH      Sole                                 28292.1490
Seligman Global Technology                                     321 36930.7320SH      Sole                                 36930.7320
Allianz Index Annuity                           000000000       11 10936.4300SH      Sole                                 10936.4300
Fixed Period Account                            000000000       37 36866.2700SH      Sole                                 36866.2700
Lincoln Index Annuity                                          114 114239.9400SH     Sole                                114239.9400
Seligman Global Technology                      000000000      110 10620.5486SH      Sole                                 10620.5486
Fidelity VIP Equity Income                      000000000       65 22091.2346SH      Sole                                 22091.2346
HTFD Capital Appreciation                       000000000       87 13268.7690SH      Sole                                 13268.7690
Hartford Capital Appreciation                   000000000       99 14217.6356SH      Sole                                 14217.6356
REPORT SUMMARY                113 DATA RECORDS              139493            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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